Schedule of Direct Cost of Revenue (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total direct cost		$ 5,452,168	$ 3,335,819	$ 455,468
Electricity Cost [Member]
Total direct cost		2,760,377	2,425,043	364,110
Water Fee [Member]
Total direct cost		295,135	571,053	51,779
Hosting Fee [Member]
Total direct cost	[1]	1,922,814
Salary [Member]
Total direct cost	[2]	$ 473,842	$ 339,723	$ 39,579

[1]	The company signed an agreement with 4545 S Mendenhall LLC in March 2025. The hosting fee includes electricity cost, profit share and O&M cost.
[2]	The staff costs relate to that of the site manager, technicians and other part-time workers at the mining center in Duff, Tennessee.